Cover	Sep. 29, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 29, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-41822
Entity Registrant Name	SYRA HEALTH CORP.
Entity Central Index Key	0001922335
Entity Tax Identification Number	85-4027995
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1119 Keystone Way N. #201
Entity Address, City or Town	Carmel
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46032
City Area Code	(463)
Local Phone Number	345-8950
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.001 par value
Trading Symbol	SYRA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable